Stockholders' Equity (Details Narrative) (10K) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Common stock, shares outstanding	40,763,917		40,743,917	6,635,127
Common stock, shares authorized	650,000,000		650,000,000	650,000,000
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Common stock issued to officers and employees, shares			766,033	542,268
Common stock issued to officers and employees			$ 1,472,601	$ 2,783,922
Number of shares issued for services			10,000	25,000
Number of shares issued for services, value	$ 40,000		$ 15,000	$ 74,500
Common stock issued for legal settlement, shares			50,000
Common stock issued for legal settlement			$ 81,000
Number of shares issued for license termination				25,000
Number of shares issued for license termination, value				$ 106,250
Preferred stock, shares outstanding	1,000,000		1,000,000	10,000,000
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock, par value	$ 0.01		$ 0.01	$ 0.01
Preferred stock, voting rights	Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock.		Each share of preferred stock is convertible into the Company's common stock at a rate of one (1) preferred share to 1.5 common shares. Each share of preferred stock has 1.5 votes on all matters presented to be voted by the holders of common stock.
Preferred Stock [Member]
Common stock issued to officers and employees, shares
Common stock issued to officers and employees
Number of shares issued for services
Number of shares issued for services, value
Common stock issued for legal settlement, shares
Common stock issued for legal settlement
Number of common stock issued
Common Stock [Member]
Common stock issued to officers and employees, shares			766,033	542,268
Common stock issued to officers and employees			$ 7,660	$ 5,423
Number of shares issued for services	20,000		10,000	25,000
Number of shares issued for services, value	$ 200		$ 100	$ 250
Common stock issued for legal settlement, shares			50,000
Common stock issued for legal settlement			$ 500
Number of common stock issued			18,909,900	724,000
Warrants [Member] | Private Placement Memorandum [Member]
Warrant to purchase shares			144,000	560,000
Warrant exercise price			$ 4.50	$ 4.50
Warrant term			2 years	2 years
Fair of value of warrant			$ 93,198	$ 963,337
Expected life of years			2 years	2 years
Volatility			150.00%	150.00%
Warrants [Member] | Private Placement Memorandum [Member] | Minimum [Member]
Risk-free rate			1.89%	1.27%
Warrants [Member] | Private Placement Memorandum [Member] | Maximum [Member]
Risk-free rate			2.27%	1.45%
Warrants [Member] | Private Placement Memorandum One [Member]
Warrant to purchase shares			18,837,900
Warrant exercise price			$ 1.20
Fair of value of warrant			$ 28,609,542
Expected life of years			5 years
Volatility			150.00%
Warrants [Member] | Private Placement Memorandum One [Member] | Minimum [Member]
Risk-free rate			2.56%
Warrants [Member] | Private Placement Memorandum One [Member] | Maximum [Member]
Risk-free rate			2.95%
Warrants [Member] | Private Placement Memorandum Two [Member]
Warrant to purchase shares			5,398,966
Warrant exercise price			$ 1.00
Fair of value of warrant			$ 10,952,342
Expected life of years			10 years
Volatility			150.00%
Risk-free rate			3.05%
Restricted Stock [Member]
Preferred stock, shares outstanding			1,000,000	10,000,000
Peak One Note Issuance [Member]
Number of common stock issued			275,000
Peak One Note Redemption [Member]
Number of common stock issued			71,429
FirstFire Note Amendment [Member]
Number of common stock issued			87,500
FirstFire Note Conversion [Member]
Number of common stock issued			50,000
FirstFire Note [Member]
Number of common stock issued				50,000
FirstFire Note [Member] | Warrants [Member]
Warrant to purchase shares				165,000
Warrant exercise price				$ 4.50
Warrant term				2 years
Fair of value of warrant				$ 158,268
Expected life of years				2 years
Volatility				150.00%
Risk-free rate				1.87%
FirstFire Note [Member] | Warrants [Member] | Minimum [Member]
Warrant exercise price				$ 2.00
Peak One Convertible Note [Member] | Warrants [Member]
Warrant to purchase shares			75,000
Warrant exercise price			$ 2.00
Warrant term			5 years
Fair of value of warrant			$ 90,345
Expected life of years			5 years
Volatility			150.00%
Risk-free rate			2.14%
Two Shareholders [Member]
Entitled common stock shares			125,000
Allegations settlement of common stock, shares			50,000
Chief Executive Officer [Member] | Preferred Stock [Member]
Number of shares converted			9,000,000
Chief Executive Officer [Member] | Common Stock [Member]
Number of shares converted			13,500,000
General and Administrative Expense [Member]
Common stock issued to officers and employees			$ 950,056	$ 2,192,200
Sales and Marketing Expense [Member]
Common stock issued to officers and employees			279,500	93,748
Research and Development Expense [Member]
Common stock issued to officers and employees, shares		5,537
Common stock issued to officers and employees		$ 10,000	$ 243,045	$ 536,515
Subscription Agreements [Member]
Number of shares issued for cash			18,909,900	724,000
Number of shares issued for cash, value			$ 16,625,238	$ 1,383,320